LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ 1,877	$ 136,867	$ 129,294
Undistributed earnings attributable to preferred shareholders	0	0	8,203
Net loss attributable to ordinary shareholders, basic and diluted	$ 1,877	$ 136,867	$ 137,497
Denominator:
Weighted-average ordinary shares outstanding, basic	48,366,378	45,804,714	30,332,006
Weighted Average Number of Shares Outstanding, Diluted	48,366,378	45,804,714	30,332,006
Basic net loss per share	$ (0.04)	$ (2.99)	$ (4.53)
Diluted net loss per share	$ (0.04)	$ (2.99)	$ (4.53)